UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Visium Event Driven Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.62%
Aerospace & Defense - 0.21%
B/E Aerospace, Inc. (a)	400	$33,896
Airlines - 0.29%
AMR Corp. Escrow (a)	8,077	16,558
Jetblue Airways Corp. (a)	2,537	31,027
		47,585
Auto Components - 0.29%
TRW Automotive Holdings Corp. (a)	502	48,338
Automobiles - 1.46%
Fiat SpA (a)(b)	24,413	238,761
Biotechnology - 0.92%
ARIAD Pharmaceuticals, Inc. (a)	2,300	14,306
NPS Pharmaceuticals, Inc. (a)	911	27,494
		41,800
Capital Markets - 1.67%
NorthStar Asset Management Group, Inc. (a)	14,853	274,632
Chemicals - 8.45%
Ashland, Inc. (c)	7,483	802,327
Rockwood Holdings, Inc.	908	73,530
WR Grace & Co. (a)	5,156	510,599
		1,386,456
Communications Equipment - 3.10%
Juniper Networks, Inc.	20,058	465,145
Riverbed Technology, Inc. (a)	2,333	43,954
		509,099
Construction & Engineering - 0.31%
URS Corp.	850	51,493
Consumer Finance - 2.39%
Navient Corp.	14,642	262,678
SLM Corp.	14,642	129,728
		392,406
Diversified Telecommunication Services - 0.38%
TW Telecom, Inc. (a)	8	328
Ziggo NV (b)	1,297	61,726
		62,054
Energy Equipment & Services - 4.02%
Dresser-Rand Group, Inc. (a)	614	42,550
Noble Corp PLC (b)	15,733	447,761
Paragon Offshore PLC (a)(b)	18,178	169,419
		659,730
Food & Staples Retailing - 0.29%
Safeway, Inc.	1,379	47,962
Health Care Equipment & Supplies - 1.03%
Covidien PLC (b)	1,946	168,971
Health Care Providers & Services - 2.42%
Brookdale Senior Living, Inc. (a)	11,382	397,801
Hotels, Restaurants & Leisure - 5.17%
Bob Evans Farms, Inc. (c)	12,248	531,808
Boyd Gaming Corp. (a)	9,226	98,257
Isle of Capri Casinos, Inc. (a)	21,181	175,167

Tim Hortons, Inc. (b)	546	43,920
		849,152
Household Durables - 3.26%
Lennar Corp. (c)	16,834	534,311
Insurance - 6.49%
Aspen Insurance Holdings Ltd. (b)	917	38,991
Hartford Financial Services Group, Inc. (c)	27,681	1,025,581
		1,064,572
Internet & Catalog Retail - 4.22%
Liberty Tripadvisor Holdings, Inc. - Series A (a)	9,163	327,761
Liberty Ventures (a)	8,516	324,374
Shutterfly, Inc. (a)	800	40,808
		692,943
Internet Software & Services - 2.12%
eBay, Inc. (a)	6,178	342,879
Rackspace Hosting, Inc. (a)	138	4,775
		347,654
Media - 9.91%
DIRECTV (a)	1,800	155,610
Lamar Advertising Co.	13,909	729,944
Liberty Global PLC (a)(b)	2,686	112,624
Liberty Media Corp. - Class A (a)	745	36,676
Liberty Media Corp. - Class C (a)	1,175	56,952
Loral Space & Communications, Inc. (a)	404	30,268
Sirius XM Holdings, Inc. (a)	43,147	156,624
Sky Deutschland AG (a)(b)	8,896	78,673
Time Warner Cable, Inc.	1,821	269,381
		1,626,752
Metals & Mining - 8.81%
Gold Fields Ltd. - ADR	78,974	382,234
SunCoke Energy, Inc. (a)	44,289	1,063,379
		1,445,613
Multiline Retail - 0.39%
Family Dollar Stores, Inc.	800	63,864
Oil, Gas & Consumable Fuels - 5.81%
Kinder Morgan Management LLC (a)	336	32,834
Occidental Petroleum Corp. (c)	8,281	858,988
Talisman Energy, Inc. (b)	6,151	61,941
Theravance, Inc. (a)	4,613	108,682
		1,062,445
Pharmaceuticals - 5.15%
Allergan, Inc.	860	140,765
AstraZeneca PLC - ADR	1,432	108,846
Shire PLC - ADR	1,779	434,699
Theravance Biopharma, Inc. (a)(b)	5,459	160,303
		844,613
Semiconductors & Semiconductor Equipment - 1.20%
Montage Technology Group Ltd. (a)(b)	941	20,213
SunEdison, Inc. (a)	7,201	158,638
TriQuint Semiconductor, Inc. (a)	910	18,805
		197,656
Software - 3.32%
Nuance Communications, Inc. (a)	26,858	456,855
TIBCO Software, Inc. (a)	4,200	87,528
		544,383

Specialty Retail - 2.47%
Express, Inc. (a)	1,400	24,276
Mens Wearhouse, Inc.	4,605	248,808
Office Depot, Inc. (a)(c)	25,715	131,661
		404,745
Tobacco - 0.34%
Lorillard, Inc.	936	55,879
Wired Telecommunications Carriers - 0.01%
Adelphia Recovery Trust (a)	510,588	1,072
Wireless Telecommunication Services - 0.72%
Sprint Corp. (a)	3,265	18,317
T-Mobile US, Inc. (a)	3,330	100,166
		118,483
TOTAL COMMON STOCKS (Cost $13,168,573)		14,215,121

	Principal
CORPORATE BONDS - 0.33%	Amount
Communications - 0.04%
Adelphia Communications Corp. Sr. Note
7.50%, 01/15/2004 (d)	237,265	2,135
7.75%, 01/15/2009 (d)	188,958	945
10.25%, 06/15/2011 (d)	304,655	2,742
7.88%, 05/01/2009 (d)	54,446	272
		6,094
Medical Equipment and Supplies Manufacturing - 0.29%
Biomet, Inc.
6.50%, 08/01/2020	45,000	48,544
TOTAL CORPORATE BONDS (Cost $54,718)		54,638

REAL ESTATE INVESTMENT TRUSTS - 7.36%
American Realty Capital Healthcare Trust, Inc.	2,001	26,333
American Realty Capital Properties, Inc.	4,759	52,206
Colony Financial, Inc.	14,180	317,916
Iron Mountain, Inc.	11,519	414,453
Newcastle Investment Corp.	29,243	396,243
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,134,766)		1,207,151

RIGHTS - 0.00%
Health Care Equipment & Services - 0.00%
Community Health Systems, Inc. (a)	1,997	78
TOTAL RIGHTS (Cost $0)		78

WARRANTS - 0.01%
Media - 0.01%
RLJ Entertainment, Inc. (a)	3,980	876
TOTAL WARRANTS (Cost $1,393)		876

	Contracts
PURCHASED OPTIONS - 0.59%
Call Options - 0.07%
Applied Materials
Expiration: January, 2015, Exercise Price: $21.000	28	7,980
Jetblue Airways Corp.
Expiration: September, 2014, Exercise Price: $10.000	1	222
Perrigo Co. PLC
Expiration: November, 2014, Exercise Price: $160.000	5	2,250
Pinnacle Foods, Inc.
Expiration: September, 2014, Exercise Price: $32.500	9	540

Time Warner, Inc.
Expiration: October, 2014, Exercise Price: $85.000	11	429
TOTAL CALL OPTIONS (Cost $17,468)		11,421

Put Options - 0.52%
Allergan, Inc.
Expiration: January, 2015, Exercise Price: $150.000	9	5,850
American Realty Capital Properties, Inc.
Expiration: October, 2014, Exercise Price: $11.000	28	280
ARIAD Pharmaceuticals, Inc.
Expiration: November, 2014, Exercise Price: $6.000	23	1,656
Aspen Insurance Holdings Ltd.
Expiration: September, 2014, Exercise Price: $45.000	9	2,295
AstraZeneca PLC
Expiration: October, 2014, Exercise Price: $72.500	20	4,900
B/E Aerospace, Inc.
Expiration: October, 2014, Exercise Price: $95.000	3	3,315
Covidien PLC
Expiration: October, 2014, Exercise Price: $85.000	18	5,040
DIRECTV
Expiration: June, 2015, Exercise Price: $85.000	18	8,685
Dresser-Rand Group, Inc.
Expiration: December, 2014, Exercise Price: $60.000	10	2,250
Express, Inc.
Expiration: October, 2014, Exercise Price: $15.000	9	225
Expiration: January, 2015, Exercise Price: $15.000	5	337
Family Dollar Stores, Inc.
Expiration: October, 2014, Exercise Price: $77.500	8	300
Hillshire Brands Co.
Expiration: October, 2014, Exercise Price: $36.000	9	–
International Game Technology
Expiration: October, 2014, Exercise Price: $14.000	21	157
Isle of Capri Casinos, Inc.
Expiration: January, 2015, Exercise Price: $8.000	12	1,110
Jetblue Airways Corp.
Expiration: January, 2015, Exercise Price: $10.000	46	1,150
Lorillard, Inc.
Expiration: March, 2015, Exercise Price: $57.500	10	3,050
Medtronic, Inc.
Expiration: January, 2015, Exercise Price: $60.000	7	1,036
Montage Technology Group Ltd.
Expiration: October, 2014, Exercise Price: $20.000	17	382
NorthStar Reality Finance Corp.
Expiration: September, 2014, Exercise Price: $16.000	27	338
NPS Pharmaceuticals, Inc.
Expiration: November, 2014, Exercise Price: $27.000	9	2,295
Rackspace Hosting, Inc.
Expiration: December, 2014, Exercise Price: $28.000	7	578
Riverbed Technology, Inc.
Expiration: December, 2014, Exercise Price: $18.000	21	1,691
Shire PLC
Expiration: October, 2014, Exercise Price: $230.000	17	12,580
Shutterfly, Inc.
Expiration: October, 2014, Exercise Price: $50.000	8	1,920
Sirius XM Holdings, Inc.
Expiration: September, 2014, Exercise Price: $3.000	91	46
Sprint Corp.
Expiration: January, 2015, Exercise Price: $5.000	42	1,680

TIBCO Software, Inc.
Expiration: January, 2015, Exercise Price: $21.000	42	7,560
Tim Hortons, Inc.
Expiration: January, 2015, Exercise Price: $70.000	8	680
Time Warner Cable, Inc.
Expiration: January, 2015, Exercise Price: $140.000	16	7,200
T-Mobile US, Inc.
Expiration: November, 2014, Exercise Price: $29.000	34	5,270
TriQuint Semiconductor, Inc.
Expiration: November, 2014, Exercise Price: $18.000	9	653
TRW Automotive Holdings Corp.
Expiration: October, 2014, Exercise Price: $95.000	5	1,450
TOTAL PUT OPTIONS (Cost $140,443)		85,959
TOTAL PURCHASED OPTIONS (Cost $157,911)		97,380

TOTAL INVESTMENTS (Cost $14,517,361) - 94.91%		15,575,244
Other Assets in Excess of Liabilities - 5.09%		835,587
TOTAL NET ASSETS - 100.00%		$16,410,831

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for options written.
(d)	Securities in default.

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Visium Event Driven Fund
Schedule of Securities Sold Short
August 31, 2014 (Unaudited)

		Shares	Value
SECURITIES SOLD SHORT - 43.32%
Chemicals - 0.17%
Albemarle Corp.		441	$28,039
Construction & Engineering - 0.16%
AECOM Technology Corp. (a)		707	26,753
Diversified Telecommunication Services - 0.19%
AT&T, Inc.		891	31,149
Funds, Trusts & Financial Vehicles - 29.40%
iShares Russell 2000 ETF (c)		12,014	1,400,352
iShares US Real Estate ETF (c)		11,429	848,032
SPDR S&P 500 ETF Trust (c)		7,112	1,427,450
SPDR S&P MidCap 400 ETF Trust (c)		4,391	1,149,300
Health Care Equipment & Supplies - 2.05%
ICU Medical, Inc. (a)		4,213	263,692
Medtronic, Inc.		1,140	72,789
Hotels, Restaurants & Leisure - 0.08%
Burger King Worldwide, Inc.		442	14,162
Household Durables - 4.02%
Lennar Corp.		16,834	659,556
Internet & Catalog Retail - 1.40%
TripAdvisor, Inc. (a)		2,322	230,087
Media - 1.60%
Charter Communications, Inc. (a)		161	25,256
Comcast Corp.		3,160	172,947
Liberty Global PLC - Series A (a)		703	30,700
Liberty Global PLC - Series C (a)		83	3,480
Live Nation Entertainment, Inc. (a)		334	7,335
Sirius XM Holdings, Inc. (a)		6,180	22,433
Oil, Gas & Consumable Fuels - 0.56%
Kinder Morgan, Inc.		840	33,818
Peabody Energy Corp.		3,645	57,883
Pharmaceuticals - 1.71%
Abbvie, Inc.		5,067	280,104
Real Estate Investment Trusts - 0.38%
Realty Income Corp.		341	15,250
Ventas, Inc.		713	46,901
Road & Rail - 0.30%
Hertz Global Holdings, Inc. (a)		1,650	48,757
Semiconductors & Semiconductor Equipment - 0.14%
RF Micro Devices, Inc. (a)		785	9,789
Tokyo Electron Ltd. (a)(b)		740	13,024
Specialty Retail - 1.11%
Barnes & Noble, Inc. (a)		7,632	182,099
Tobacco - 0.05%
Reynolds American, Inc.		137	8,010
TOTAL SECURITIES SOLD SHORT (Proceeds $6,724,433)			$7,109,147

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Exchange traded fund.

Abbreviations:
PLC	Public Limited Company.
Ltd.	Limited Liability Company

Visium Event Driven Fund
Schedule of Options Written
August 31, 2014 (Unaudited)

	Contracts	Value
CALL OPTIONS - 0.00%
Perrigo Co. PLC
Expiration: November, 2014, Exercise Price: $185.00	5	$350
TOTAL CALL OPTIONS		350
TOTAL OPTIONS WRITTEN (Premiums received $1,506)		$350

	The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

	Cost of investments	$ 14,517,361
	Gross unrealized appreciation - Equities	1,330,853
	Gross unrealized appreciation - Securities sold Short	21,826
	Gross unrealized appreciation - Options	5,908
	Gross unrealized depreciation - Equities	(212,439)
	Gross unrealized depreciation - Securities sold Short	(406,540)
	Gross unrealized depreciation - Options	(65,283)
	Net unrealized depreciation	$ 674,325

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
	The following is a summary of significant accounting policies consistently followed by
	the Fund in the preparation of the financial statements. These policies are in conformity
	with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
	Each security owned by the Fund, including long and short positions of common stock
	and real estate investment trusts, that is listed on a securities exchange is valued at
	its last sale price on that exchange on the date as of which assets are valued. When
	the security is listed on more than one exchange, the Fund will use the price of the
	exchange that the Fund generally considers to be the principal exchange on which
	the stock is traded.

	Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued
	at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent
	the last sale price. If the NOCP is not available, such securities shall be valued at the
	last sale price on the day of valuation. If there has been no sale on such exchange or
	on NASDAQ on such day, the security is valued at the mean between the bid and
	asked prices on such day.

	Debt securities other than short-term instruments are valued at the mean between the
	closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing
	bid and ask prices are not readily available, the Pricing Service may provide a price
	determined by a matrix pricing method or other analytical pricing models. Short-term
	debt securities, such as commercial paper, bankers acceptances and U.S. Treasury
	Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term
	debt security has a maturity of greater than 60 days, it is valued at fair value.
	When market quotations are not readily available, any security or other asset is
	valued at its fair value as determined under procedures approved by the Trust’s Board
	of Trustees. These fair value procedures will also be used to price a security when
	corporate events, events in the securities market and/or world events cause the
	Adviser to believe that a security’s last sale price may not reflect its actual market
	value. The intended effect of using fair value pricing procedures is to ensure that the
	Fund is accurately priced.

	Exchange-traded options are valued at the composite price, using the National Best
	Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest
	ask price across any of the exchanges on which an option is quoted, thus providing a
	view across the entire U.S. options marketplace. Specifically, composite pricing looks
	at the last trades on the exchanges where the options are traded. If there are no
	trades for the option on a given business day, composite option pricing calculates the
	mean of the highest bid price and lowest ask price across the exchanges where the
	option is traded and the option will generally be classified as Level 2. Futures
	contracts are valued at the last sale price at the closing of trading on the relevant
	exchange or board of trade. If there was no sale on the applicable exchange or board
	of trade on such day, they are valued at the average of the quoted bid and ask prices
	as of the close of such exchange or board of trade.

	When market quotations are not readily available, any security or other asset is
	valued at its fair value as determined under procedures approved by the Board of
	Trustees. These fair value procedures will also be used to price a security when
	corporate events, events in the securities market and/or world events cause the
	Adviser to believe that a security’s last sale price may not reflect its actual market
	value. The intended effect of using fair value pricing procedures is to ensure that the
	Fund is accurately priced.

	In the case of foreign securities, the occurrence of certain events after the close of
	foreign markets, but prior to the time the Fund’s NAV is calculated (such as a
	significant surge or decline in the U.S. or other markets) often will result in an
	adjustment to the trading prices of foreign securities when foreign markets open on
	the following business day. The Fund will value foreign securities at prices supplied
	by a Pricing Service which take into account such events. In such cases, uses of
	these evaluated prices can reduce an investor’s ability to seek to profit by estimating
	the Fund’s NAV in advance of the time the NAV is calculated. These securities will
	generally be classified as Level 2.

	Rights and warrants are valued at the last sale price at the close of the exchange on
	which the security is primarily traded. Certain markets are not closed at the time that
	the Portfolios price portfolio securities. In these situations, snapshot prices are
	provided by the individual pricing services or other alternate sources at the close of
	the NYSE as appropriate. Rights and warrants not traded on a particular day are
	valued at the mean between the bid and asked quotes or based on an intrinsic value
	when appropriate. Otherwise Fair Value will be determined in accordance with the
	procedures set forth in Appendix II.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2014 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$14,197,491	$1,072	$16,558	$14,215,121
Real Estate Investment Trusts	1,207,151	-	-	1,207,151
Warrants	-	876	-	876
Rights	78	-	-	78
Corporate Bonds	-	54,638	-	54,638
Purchased Options	31,741	65,639	-	97,380
Total Assets	$15,436,461	$122,225	$16,558	$15,575,244

Liabilities:
Securities Sold Short	$7,109,147	$-	$-	$7,109,147
Written Options	-	350	-	350
Total Assets	$7,109,147	$350	$-	$7,109,497

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.
There were no transfers into and out of Level 1 and 2 securities during the period ended August 31, 2014.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 5/31/14	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into Level 3	Balance as of 8/31/2014
Common Stock	$15,023	$-	.	$-	$1,535	$-	$16,558

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2014:

	Fair Value August 31, 2014		Valuation Methodologies		Unobservable Input(1)		Impact to Valuation from an increase in Input(2)
Common Stocks	$16,558		Market Assessment and Company-Specfic Information		Discount to Last Traded Price		Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments. .Management has determined that market participants would take these inputs into account when valuing the investment.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$97,380	Options written, at value	$350

Total		$97,380		$350

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period ended August 31, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(6,080)	$5,066	$(1,014)
Total	$(6,080)	$5,066	$(1,014)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(40,804)	$769	$(40,035)
Total	$(40,804)	$769	$(40,035)

* The inception date of the Fund is July 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date 10/16/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date 10/16/14

By (Signature and Title)*/s/ Jennifer Lima
                                            Jennifer Lima, Treasurer

Date 10/17/14

* Print the name and title of each signing officer under his or her signature.